UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2010

Item 1:	Report(s) to Shareholders.

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett Affiliated Fund

For the six-month period ended April 30, 2010

Lord Abbett Affiliated Fund

Semiannual Report

For the six-month period ended April 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Affiliated Fund for the six-month period ended April 30, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 through April 30, 2010).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 11/1/09 – 4/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/09	4/30/10	11/1/09 - 4/30/10
Class A
Actual	$1,000.00	$1,159.50	$4.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.55	$4.31
Class B
Actual	$1,000.00	$1,156.90	$8.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.55
Class C
Actual	$1,000.00	$1,155.40	$8.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.31	$7.55
Class F
Actual	$1,000.00	$1,161.70	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.06
Class I
Actual	$1,000.00	$1,161.70	$2.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.27	$2.56
Class P
Actual	$1,000.00	$1,159.30	$5.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.81
Class R2
Actual	$1,000.00	$1,158.30	$5.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.30	$5.56
Class R3
Actual	$1,000.00	$1,159.00	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.06

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.86% for Class A, 1.51% for Classes B and C, 0.61% for Class F, 0.51% for Class I, 0.96% for Class P, 1.11% for Class R2 and 1.01% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2010

Sector*	%**	Sector*	%**
Consumer Discretionary	13.73%	Information Technology	8.25%
Consumer Staples	4.45%	Materials	6.68%
Energy	17.58%	Telecommunication Services	2.86%
Financials	27.84%	Utilities	0.92%
Health Care	8.66%	Short-Term Investment	0.81%
Industrials	8.22%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

April 30, 2010

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 98.71%

COMMON STOCKS 97.63%

Aerospace & Defense 1.28%
Honeywell International, Inc.	1,058,500	$50,247
Raytheon Co.	299,600	17,467
United Technologies Corp.	814,200	61,024

Total		128,738

Automobiles 1.75%
Ford Motor Co.*	13,473,254	175,422

Beverages 0.59%
Coca-Cola Co. (The)	535,100	28,601
PepsiCo, Inc.	471,500	30,751

Total		59,352

Biotechnology 1.52%
Amgen, Inc.*	2,142,028	122,867
Human Genome Sciences, Inc.*	1,066,200	29,523

Total		152,390

Capital Markets 6.86%
Bank of New York Mellon Corp. (The)	1,562,325	48,635
Franklin Resources, Inc.	304,529	35,216
Goldman Sachs Group, Inc. (The)	1,717,775	249,421
Morgan Stanley	6,511,988	196,792
State Street Corp.	2,368,052	103,010
T. Rowe Price Group, Inc.	975,290	56,089

Total		689,163

Chemicals 3.88%
Dow Chemical Co. (The)	5,774,059	178,014

Investments	Shares	Value (000)
E.I. du Pont de Nemours & Co.	1,440,100	$57,374
Monsanto Co.	773,100	48,752
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	952,600	105,262

Total		389,402

Commercial Banks 8.30%
BB&T Corp.	1,516,049	50,393
Comerica, Inc.	654,955	27,508
Fifth Third Bancorp	7,979,000	118,967
PNC Financial Services Group, Inc. (The)	2,409,779	161,961
Regions Financial Corp.	4,757,200	42,054
SunTrust Banks, Inc.	2,943,804	87,137
Wells Fargo & Co.	10,457,253	346,240

Total		834,260

Communications Equipment 0.33%
Cisco Systems, Inc.*	1,227,360	33,040

Computers & Peripherals 2.46%
Dell, Inc.*	3,842,200	62,167
EMC Corp.*	5,714,900	108,640
Hewlett-Packard Co.	1,461,645	75,962

Total		246,769

Consumer Finance 1.24%
Capital One Financial Corp.	2,859,100	124,113

Containers & Packaging 0.32%
Owens-Illinois, Inc.*	918,000	32,534

Diversified Financial Services 7.85%
Bank of America Corp.	22,165,170	395,205
Citigroup, Inc.*	10,021,300	43,793
JPMorgan Chase & Co.	8,216,642	349,865

Total		788,863

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2010

Investments	Shares	Value (000)
Diversified Telecommunication Services 2.53%
AT&T, Inc.	6,887,549	$179,489
Verizon Communications, Inc.	2,598,500	75,071

Total		254,560

Electric: Utilities 0.92%
Duke Energy Corp.	1,766,200	29,637
FPL Group, Inc.	379,000	19,727
Southern Co.	1,240,200	42,861

Total		92,225

Electronic Equipment, Instruments & Components 0.89%
Arrow Electronics, Inc.*	663,800	20,246
Avnet, Inc.*	1,119,300	35,784
Corning, Inc.	1,715,900	33,031

Total		89,061

Energy Equipment & Services 4.00%
Cameron International Corp.*	571,600	22,555
Halliburton Co.	5,081,071	155,735
Schlumberger Ltd.	2,108,223	150,569
Smith International, Inc.	1,527,390	72,948

Total		401,807

Food & Staples Retailing 0.96%
CVS Caremark Corp.	2,615,000	96,572

Food Products 0.91%
Kraft Foods, Inc. Class A	3,095,534	91,628

Health Care Equipment & Supplies 0.34%
Covidien plc (Ireland)(a)	714,254	34,277

Health Care Providers & Services 1.26%
UnitedHealth Group, Inc.	2,848,196	86,329
WellPoint, Inc.*	756,500	40,700

Total		127,029

Investments	Shares	Value (000)
Hotels, Restaurants & Leisure 3.77%
Carnival Corp. Unit	3,972,607	$165,658
Marriott International, Inc. Class A	3,959,072	145,535
Starwood Hotels & Resorts Worldwide, Inc.	1,243,100	67,761

Total		378,954

Household Products 1.43%
Colgate-Palmolive Co.	487,600	41,007
Procter & Gamble Co. (The)	1,653,500	102,782

Total		143,789

Industrial Conglomerates 2.06%
General Electric Co.	10,965,200	206,804

Insurance 1.55%
MetLife, Inc.	1,984,957	90,474
Prudential Financial, Inc.	1,033,300	65,677

Total		156,151

Machinery 2.99%
Caterpillar, Inc.	1,911,207	130,134
Eaton Corp.	1,090,380	84,134
Joy Global, Inc.	153,645	8,729
Parker Hannifin Corp.	1,119,964	77,479

Total		300,476

Media 4.59%
News Corp. Class A	5,746,500	88,611
Time Warner Cable, Inc.	1,251,094	70,374
Time Warner, Inc.	2,623,216	86,776
Viacom, Inc. Class B*	1,638,000	57,870
Walt Disney Co. (The)	4,284,500	157,841

Total		461,472

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

April 30, 2010

Investments	Shares	Value (000)
Metals & Mining 2.45%
Cliffs Natural Resources, Inc.	867,300	$54,232
Freeport-McMoRan Copper & Gold, Inc.	1,115,200	84,231
Nucor Corp.	899,220	40,753
United States Steel Corp.	1,222,800	66,838

Total		246,054

Multi-Line Retail 2.40%
J.C. Penney Co., Inc.	2,228,313	65,000
Kohl’s Corp.*	624,386	34,335
Target Corp.	2,493,386	141,799

Total		241,134

Oil, Gas & Consumable Fuels 13.49%
Anadarko Petroleum Corp.	1,114,500	69,277
Apache Corp.	718,500	73,115
BP plc ADR	506,700	26,424
Cenovus Energy, Inc. (Canada)(a)	361,500	10,592
Chevron Corp.	3,000,232	244,339
Devon Energy Corp.	528,300	35,570
El Paso Corp.	3,552,255	42,982
EnCana Corp. (Canada)(a)	361,500	11,955
EOG Resources, Inc.	829,502	93,004
Exxon Mobil Corp.	3,301,592	224,013
Hess Corp.	3,063,529	194,687
Occidental Petroleum Corp.	1,646,184	145,951
Range Resources Corp.	814,400	38,896
Southwestern Energy Co.*	1,059,100	42,025
Suncor Energy, Inc. (Canada)(a)	3,017,600	103,111

Total		1,355,941

Pharmaceuticals 5.49%
Abbott Laboratories	1,242,414	63,562

Investments	Shares	Value (000)
Johnson & Johnson	1,229,100	$79,031
Merck & Co., Inc.	4,036,100	141,425
Pfizer, Inc.	13,102,900	219,080
Teva Pharmaceutical Industries Ltd. ADR	834,334	49,000

Total		552,098

Real Estate Investment Trusts 0.83%
Host Hotels & Resorts, Inc.	5,109,075	83,074

Road & Rail 1.85%
Hertz Global Holdings, Inc.*	10,773,759	155,789
Union Pacific Corp.	394,000	29,810

Total		185,599

Semiconductors & Semiconductor Equipment 2.05%
Intel Corp.	4,363,100	99,610
Micron Technology, Inc.*	5,801,300	54,242
Texas Instruments, Inc.	2,015,100	52,413

Total		206,265

Software 2.49%
Activision Blizzard, Inc.	4,665,400	51,693
Adobe Systems, Inc.*	4,011,400	134,743
Microsoft Corp.	911,900	27,849
Oracle Corp.	1,377,500	35,595

Total		249,880

Specialty Retail 1.16%
Best Buy Co., Inc.	1,378,238	62,848
Home Depot, Inc. (The)	1,514,263	53,378

Total		116,226

Tobacco 0.53%
Altria Group, Inc.	1,234,749	26,164
Philip Morris International, Inc.	562,500	27,607

Total		53,771

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

April 30, 2010

Investments	Shares	Value (000)
Wireless Telecommunication Services 0.31%
Crown Castle International Corp.*	819,600	$31,022

Total Common Stocks (cost $8,454,412,063)		9,809,915

LIMITED LIABILITY COMPANY 1.08%

Diversified Financial Services
Oaktree Capital Management, LLC† (cost $136,400,000)	3,100,000	108,500

Total Long-Term Investments (cost $8,590,812,063)		9,918,415

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.81%

Repurchase Agreement
Repurchase Agreement dated 4/30/2010, 0.02% due 5/3/2010 with Fixed Income Clearing Corp. collateralized by $78,980,000 of U.S. Treasury Note at 4.00% due 8/15/2018; value: $82,881,612; proceeds: $81,251,483 (cost $81,251,348)	$81,251	81,251

Total Investments in Securities 99.52% (cost $8,672,063,411)		9,999,666

Other Assets in Excess of Liabilities 0.48%		48,279

Net Assets 100.00%		$10,047,945

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2010

ASSETS:
Investments in securities, at cost	$8,672,063,411
Investments in securities, at value	$9,999,666,257
Receivables:
Investment securities sold	124,865,955
Interest and dividends	12,384,668
Capital shares sold	4,981,256
Prepaid expenses and other assets	70,858
Total assets	10,141,968,994
LIABILITIES:
Payables:
Investment securities purchased	57,186,023
Capital shares reacquired	18,909,769
12b-1 distribution fees	7,477,954
Directors’ fees	4,819,797
Management fee	2,606,923
Fund administration	337,179
To affiliates (See Note 3)	42,124
Accrued expenses and other liabilities	2,644,478
Total liabilities	94,024,247
NET ASSETS	$10,047,944,747
COMPOSITION OF NET ASSETS:
Paid-in capital	$11,653,398,730
Undistributed net investment income	598,244
Accumulated net realized loss on investments	(2,933,655,073)
Net unrealized appreciation on investments	1,327,602,846
Net Assets	$10,047,944,747

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

April 30, 2010

Net assets by class:
Class A Shares	$8,063,911,210
Class B Shares	$378,513,426
Class C Shares	$710,496,042
Class F Shares	$93,142,614
Class I Shares	$568,494,785
Class P Shares	$209,738,450
Class R2 Shares	$210,411
Class R3 Shares	$23,437,809
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	726,128,744
Class B Shares (300 million shares of common stock authorized, $.001 par value)	34,016,999
Class C Shares (300 million shares of common stock authorized, $.001 par value)	64,034,899
Class F Shares (300 million shares of common stock authorized, $.001 par value)	8,384,097
Class I Shares (300 million shares of common stock authorized, $.001 par value)	51,023,754
Class P Shares (200 million shares of common stock authorized, $.001 par value)	18,929,157
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	18,955
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	2,111,045
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.11
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$11.79
Class B Shares-Net asset value	$11.13
Class C Shares-Net asset value	$11.10
Class F Shares-Net asset value	$11.11
Class I Shares-Net asset value	$11.14
Class P Shares-Net asset value	$11.08
Class R2 Shares-Net asset value	$11.10
Class R3 Shares-Net asset value	$11.10

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2010

Investment income:
Dividends (net of foreign withholding taxes of $372,030)	$83,542,621
Interest	5,270
Total investment income	83,547,891
Expenses:
Management fee	15,315,417
12b-1 distribution plan-Class A	13,690,037
12b-1 distribution plan-Class B	2,043,145
12b-1 distribution plan-Class C	3,527,855
12b-1 distribution plan-Class F	38,477
12b-1 distribution plan-Class P	477,604
12b-1 distribution plan-Class R2	578
12b-1 distribution plan-Class R3	47,711
Shareholder servicing	6,670,148
Fund administration	1,979,243
Reports to shareholders	383,230
Subsidy (See Note 3)	296,242
Directors’ fees	152,274
Registration	83,234
Custody	71,393
Professional	57,775
Other	170,074
Gross expenses	45,004,437
Expense reductions (See Note 7)	(2,302)
Net expenses	45,002,135
Net investment income	38,545,756
Net realized and unrealized gain:
Net realized gain on investments	197,906,760
Net change in unrealized appreciation/depreciation on investments	1,235,584,207
Net realized and unrealized gain	1,433,490,967
Net Increase in Net Assets Resulting From Operations	$1,472,036,723

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
Operations:
Net investment income	$38,545,756	$115,256,566
Net realized gain (loss) on investments	197,906,760	(3,076,872,660)
Net change in unrealized appreciation/depreciation on investments	1,235,584,207	3,090,308,649
Net increase in net assets resulting from operations	1,472,036,723	128,692,555
Distributions to shareholders from:
Net investment income
Class A	(31,036,915)	(96,349,192)
Class B	(409,811)	(3,909,593)
Class C	(833,884)	(5,647,001)
Class F	(397,223)	(231,300)
Class I	(3,003,478)	(6,764,214)
Class P	(731,329)	(2,574,729)
Class R2	(556)	(776)
Class R3	(69,246)	(52,803)
Return of capital
Class A	–	(7,890,814)
Class B	–	(300,037)
Class C	–	(441,305)
Class F	–	(30,895)
Class I	–	(627,905)
Class P	–	(202,317)
Class R2	–	(63)
Class R3	–	(5,254)
Total distributions to shareholders	(36,482,442)	(125,028,198)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	301,653,401	956,821,293
Reinvestment of distributions	32,013,861	108,133,969
Cost of shares reacquired	(1,398,273,756)	(2,921,301,868)
Net decrease in net assets resulting from capital share transactions	(1,064,606,494)	(1,856,346,606)
Net increase (decrease) in net assets	370,947,787	(1,852,682,249)
NET ASSETS:
Beginning of period	$9,676,996,960	$11,529,679,209
End of period	$10,047,944,747	$9,676,996,960
Undistributed (distributions in excess of) net investment income	$598,244	$(1,465,070)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.61		$9.38	$16.55	$15.84	$14.52	$13.95

Investment operations:

Net investment income(a)	.04		.11	.18	.22	.20	.18

Net realized and unrealized gain (loss)	1.50		.23	(5.53)	1.69	2.34	.84

Total from investment operations	1.54		.34	(5.35)	1.91	2.54	1.02

Distributions to shareholders from:

Net investment income	(.04)		(.10)	(.21)	(.20)	(.20)	(.20)

Net realized gain	–		–	(1.61)	(1.00)	(1.02)	(.25)

Return of capital	–		(.01)	–	–	–	–

Total distributions	(.04)		(.11)	(1.82)	(1.20)	(1.22)	(.45)

Net asset value, end of period	$11.11		$9.61	$ 9.38	$16.55	$15.84	$14.52

Total Return(b)	15.95	%(c)	3.94%	(35.65)%	12.96%	18.55%	7.38%

Ratios to Average Net Assets:

Expenses, including expense reductions	.43	%(c)	.88%	.82%	.81%	.82%	.82%

Expenses, excluding expense reductions	.43	%(c)	.88%	.82%	.81%	.82%	.83%

Net investment income	.41	%(c)	1.29%	1.40%	1.38%	1.31%	1.26%

Supplemental Data:
Net assets, end of period (000)	$8,063,911		$7,708,503	$9,253,480	$16,793,740	$16,090,845	$14,513,173

Portfolio turnover rate	13.67	%(c)	76.89%	105.60%	85.96%	39.95%	49.36%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.63		$9.41	$16.60	$15.88	$14.55	$13.97

Investment operations:

Net investment income(a)	.01		.06	.09	.11	.10	.09

Net realized and unrealized gain (loss)	1.50		.23	(5.56)	1.71	2.35	.85

Total from investment operations	1.51		.29	(5.47)	1.82	2.45	.94

Distributions to shareholders from:

Net investment income	(.01)		(.06)	(.11)	(.10)	(.10)	(.11)

Net realized gain	–		–	(1.61)	(1.00)	(1.02)	(.25)

Return of capital	–		(.01)	–	–	–	–

Total distributions	(.01)		(.07)	(1.72)	(1.10)	(1.12)	(.36)

Net asset value, end of period	$11.13		$9.63	$ 9.41	$16.60	$15.88	$14.55

Total Return(b)	15.69	%(c)	3.26%	(36.12)%	12.24%	17.80%	6.75%

Ratios to Average Net Assets:

Expenses, including expense reductions	.75	%(c)	1.53%	1.48%	1.46%	1.47%	1.47%

Expenses, excluding expense reductions	.75	%(c)	1.53%	1.48%	1.46%	1.47%	1.48%

Net investment income	.09	%(c)	.67%	.74%	.73%	.66%	.61%

Supplemental Data:
Net assets, end of period (000)	$378,513		$419,831	$611,888	$1,261,984	$1,346,862	$1,366,197

Portfolio turnover rate	13.67	%(c)	76.89%	105.60%	85.96%	39.95%	49.36%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.61		$9.39	$16.56	$15.85	$14.53	$13.95

Investment operations:

Net investment income(a)	.01		.05	.09	.11	.10	.09

Net realized and unrealized gain (loss)	1.49		.24	(5.54)	1.70	2.34	.85

Total from investment operations	1.50		.29	(5.45)	1.81	2.44	.94

Distributions to shareholders from:

Net investment income	(.01)		(.06)	(.11)	(.10)	(.10)	(.11)

Net realized gain	–		–	(1.61)	(1.00)	(1.02)	(.25)

Return of capital	–		(.01)	–	–	–	–

Total distributions	(.01)		(.07)	(1.72)	(1.10)	(1.12)	(.36)

Net asset value, end of period	$11.10		$9.61	$ 9.39	$16.56	$15.85	$14.53

Total Return(b)	15.54	%(c)	3.28%	(36.07)%	12.22%	17.77%	6.77%

Ratios to Average Net Assets:

Expenses, including expense reductions	.75	%(c)	1.53%	1.48%	1.46%	1.47%	1.47%

Expenses, excluding expense reductions	.75	%(c)	1.53%	1.48%	1.46%	1.47%	1.48%

Net investment income	.09	%(c)	.64%	.74%	.73%	.66%	.60%

Supplemental Data:
Net assets, end of period (000)	$710,496		$697,681	$870,934	$1,710,033	$1,665,058	$1,552,369

Portfolio turnover rate	13.67	%(c)	76.89%	105.60%	85.96%	39.95%	49.36%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.61		$9.38	$16.56	$16.29

Investment operations:

Net investment income(b)	.05		.10	.21	.02

Net realized and unrealized gain (loss)	1.50		.26	(5.54)	.25

Total from investment operations	1.55		.36	(5.33)	.27

Distributions to shareholders from:

Net investment income	(.05)		(.12)	(.24)	–

Net realized gain	–		–	(1.61)	–

Return of capital	–		(.01)	–	–

Total distributions	(.05)		(.13)	(1.85)	–

Net asset value, end of period	$11.11		$9.61	$ 9.38	$16.56

Total Return(c)	16.17	%(d)	4.18%	(35.52)%	1.66	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.30	%(d)	.62%	.59%	.05	%(d)

Expenses, excluding expense reductions	.30	%(d)	.62%	.59%	.05	%(d)

Net investment income	.52	%(d)	1.14%	1.89%	.14	%(d)

Supplemental Data:
Net assets, end of period (000)	$93,143		$64,867	$16,844	$10

Portfolio turnover rate	13.67	%(d)	76.89%	105.60%	85.96%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.64		$9.40	$16.60	$15.88	$14.56	$13.98

Investment operations:

Net investment income(a)	.06		.13	.22	.27	.25	.23

Net realized and unrealized gain (loss)	1.50		.24	(5.55)	1.71	2.34	.85

Total from investment operations	1.56		.37	(5.33)	1.98	2.59	1.08

Distributions to shareholders from:

Net investment income	(.06)		(.12)	(.26)	(.26)	(.25)	(.25)

Net realized gain	–		–	(1.61)	(1.00)	(1.02)	(.25)

Return of capital	–		(.01)	–	–	–	–

Total distributions	(.06)		(.13)	(1.87)	(1.26)	(1.27)	(.50)

Net asset value, end of period	$11.14		$9.64	$ 9.40	$16.60	$15.88	$14.56

Total Return(b)	16.17	%(c)	4.38%	(35.50)%	13.39%	18.91%	7.80%

Ratios to Average Net Assets:

Expenses, including expense reductions	.25	%(c)	.53%	.47%	.46%	.47%	.48%

Expenses, excluding expense reductions	.25	%(c)	.53%	.48%	.46%	.47%	.48%

Net investment income	.59	%(c)	1.56%	1.75%	1.74%	1.66%	1.60%

Supplemental Data:
Net assets, end of period (000)	$568,495		$560,500	$504,923	$666,851	$1,208,936	$1,049,314

Portfolio turnover rate	13.67	%(c)	76.89%	105.60%	85.96%	39.95%	49.36%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.59		$9.36	$16.52	$15.82	$14.50	$13.93

Investment operations:

Net investment income(a)	.04		.10	.16	.20	.18	.16

Net realized and unrealized gain (loss)	1.49		.23	(5.52)	1.69	2.34	.85

Total from investment operations	1.53		.33	(5.36)	1.89	2.52	1.01

Distributions to shareholders from:

Net investment income	(.04)		(.09)	(.19)	(.19)	(.19)	(.19)

Net realized gain	–		–	(1.61)	(1.00)	(1.01)	(.25)

Return of capital	–		(.01)	–	–	–	–

Total distributions	(.04)		(.10)	(1.80)	(1.19)	(1.20)	(.44)

Net asset value, end of period	$11.08		$9.59	$ 9.36	$16.52	$15.82	$14.50

Total Return(b)	15.93	%(c)	3.85%	(35.73)%	12.80%	18.46%	7.28%

Ratios to Average Net Assets:

Expenses, including expense reductions	.48	%(c)	.98%	.92%	.91%	.92%	.92%

Expenses, excluding expense reductions	.48	%(c)	.98%	.93%	.91%	.92%	.93%

Net investment income	.36	%(c)	1.19%	1.30%	1.27%	1.21%	1.14%

Supplemental Data:
Net assets, end of period (000)	$209,738		$212,223	$267,251	$433,828	$433,955	$368,761

Portfolio turnover rate	13.67	%(c)	76.89%	105.60%	85.96%	39.95%	49.36%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.61		$9.38	$16.55	$16.29

Investment operations:

Net investment income(b)	.03		.07	.14	.02

Net realized and unrealized gain (loss)	1.49		.25	(5.53)	.24

Total from investment operations	1.52		.32	(5.39)	.26

Distributions to shareholders from:

Net investment income	(.03)		(.08)	(.17)	–

Net realized gain	–		–	(1.61)	–

Return of capital	–		(.01)	–	–

Total distributions	(.03)		(.09)	(1.78)	–

Net asset value, end of period	$11.10		$9.61	$ 9.38	$16.55

Total Return(c)	15.83	%(d)	3.70%	(35.83)%	1.60	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.55	%(d)	1.11%	1.07%	.09	%(d)

Expenses, excluding expense reductions	.55	%(d)	1.11%	1.07%	.09	%(d)

Net investment income	.29	%(d)	.85%	1.16%	.10	%(d)

Supplemental Data:
Net assets, end of period (000)	$210		$185	$85	$10

Portfolio turnover rate	13.67	%(d)	76.89%	105.60%	85.96%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.61		$9.38	$16.56	$16.29

Investment operations:

Net investment income(b)	.03		.08	.16	.02

Net realized and unrealized gain (loss)	1.50		.25	(5.54)	.25

Total from investment operations	1.53		.33	(5.38)	.27

Distributions to shareholders from:

Net investment income	(.04)		(.09)	(.19)	–

Net realized gain	–		–	(1.61)	–

Return of capital	–		(.01)	–	–

Total distributions	(.04)		(.10)	(1.80)	–

Net asset value, end of period	$11.10		$9.61	$ 9.38	$16.56

Total Return(c)	15.90	%(d)	3.80%	(35.79)%	1.66	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.50	%(d)	1.01%	.98%	.08	%(d)

Expenses, excluding expense reductions	.50	%(d)	1.01%	.98%	.08	%(d)

Net investment income	.32	%(d)	.89%	1.41%	.11	%(d)

Supplemental Data:
Net assets, end of period (000)	$23,438		$13,206	$4,275	$10

Portfolio turnover rate	13.67	%(d)	76.89%	105.60%	85.96%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund’s prospectus. Effective March 31, 2010, the Fund no longer offers Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended October 31, 2006 through October 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation

Notes to Financial Statements (unaudited)(continued)

technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$9,809,915	$–	$–	$9,809,915
Limited Liability Company	–	108,500	–	108,500
Repurchase Agreement	–	81,251	–	81,251
Total	$9,809,915	$189,751	$–	$9,999,666
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the six months ended April 30, 2010, the effective management fee paid to Lord Abbett was at an annualized rate of .31% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust, and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of April 30, 2010, the percentages of the Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Growth & Income Strategy Fund and Lord Abbett Global Allocation Fund were 2.28%, .22%, .41% and .07%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	(1)	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%
*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2010:

Distributor Commissions	Dealers’ Concessions
$674,763	$3,672,172

Distributor received CDSCs of $14,956 and $20,642 for Class A and Class C shares, respectively, for the six months ended April 30, 2010.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with

Notes to Financial Statements (unaudited)(continued)

federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2010 and the fiscal year ended October 31, 2009 was as follows:

	Six Months Ended 4/30/2010 (unaudited)	Year Ended 10/31/2009
Distributions paid from:
Ordinary income	$36,482,442	$115,529,608
Return of capital	–	9,498,590
Total distributions paid	$36,482,442	$125,028,198

As of October 31, 2009, the capital loss carryforward, along with the related expiration date, was as follows:

2017	Total
$3,090,666,400	$3,090,666,400

As of April 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,709,521,369
Gross unrealized gain	1,518,373,968
Gross unrealized loss	(228,229,080)
Net unrealized security gain	$1,290,144,888

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales and certain securities.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2010 were as follows:

Purchases	Sales
$1,332,165,545	$2,448,337,272

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2010.

6.    DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a

Notes to Financial Statements (unaudited)(continued)

portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement with the Fund’s transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the renewal, the Fund paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of April 30, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2010.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

Notes to Financial Statements (unaudited)(continued)

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	18,553,756	$194,957,321	74,856,880	$613,284,686
Converted from Class B*	5,275,866	55,166,817	10,573,519	86,940,855
Reinvestment of distributions	2,571,002	27,308,574	12,143,362	90,685,035
Shares reacquired	(102,318,777)	(1,069,020,832)	(282,200,887)	(2,312,862,965)
Decrease	(75,918,153)	$(791,588,120)	(184,627,126)	$(1,521,952,389)

Class B Shares
Shares sold	1,222,489	$12,648,930	4,303,381	$35,578,445
Reinvestment of distributions	34,904	370,291	487,705	3,645,130
Shares reacquired	(5,551,018)	(58,772,682)	(15,709,273)	(128,843,493)
Converted to Class A*	(5,266,766)	(55,166,817)	(10,520,389)	(86,940,855)
Decrease	(9,560,391)	$(100,920,278)	(21,438,576)	$(176,560,773)

Class C Shares
Shares sold	2,025,120	$21,136,841	6,543,883	$53,643,535
Reinvestment of distributions	53,793	569,876	532,057	3,967,403
Shares reacquired	(10,660,586)	(110,952,939)	(27,248,046)	(221,321,596)
Decrease	(8,581,673)	$(89,246,222)	(20,172,106)	$(163,710,658)

Class F Shares
Shares sold	3,106,426	$31,570,506	8,106,378	$51,964,829
Reinvestment of distributions	14,841	159,225	24,083	180,534
Shares reacquired	(1,485,799)	(15,657,344)	(3,177,595)	(26,039,417)
Increase	1,635,468	$16,072,387	4,952,866	$26,105,946

Class I Shares
Shares sold	2,029,592	$20,949,929	20,864,779	$167,513,878
Reinvestment of distributions	269,626	2,871,971	943,928	7,089,765
Shares reacquired	(9,420,317)	(97,051,223)	(17,353,785)	(149,750,068)
Increase (decrease)	(7,121,099)	$(73,229,323)	4,454,922	$24,853,575

Class P Shares
Shares sold	586,812	$6,121,386	2,988,158	$24,649,303
Reinvestment of distributions	63,295	670,554	338,521	2,520,556
Shares reacquired	(3,850,846)	(40,030,021)	(9,752,458)	(80,192,406)
Decrease	(3,200,739)	$(33,238,081)	(6,425,779)	$(53,022,547)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	9,828	$108,839	10,238	$86,962
Reinvestment of distributions	28	302	113	839
Shares reacquired	(10,122)	(111,000)	(243)	(2,218)
Increase (decrease)	(266)	$(1,859)	10,108	$85,583

Class R3 Shares
Shares sold	1,347,410	$14,159,649	1,177,160	$10,099,655
Reinvestment of distributions	5,902	63,068	5,986	44,707
Shares reacquired	(616,228)	(6,677,715)	(264,841)	(2,289,705)
Increase	737,084	$7,545,002	918,305	$7,854,657
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

13.    RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by Accounting Standards Codification (“ASC”) Topic 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Fund’s financial statement disclosures.

Approval of Advisory Contract

At meetings held on December 16 and 17, 2009, the Board, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC. (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on the expense ratios, effective management fee rates, and other expense components, for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine month, one-year, three-year, and five-year periods and in the second quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper Large-Cap Value Index for the nine-month, one-year, three-year, and five-year periods and higher than that of the Index for the ten-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board noted that Lord Abbett had changed the portfolio manager for the Fund in 2009, naming Daniel H. Frascarelli to be the portfolio manager. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group information was based, and noted that such periods ended before September 30, 2009. The Board noted that the the expense levels of the peer group likely would have been different for periods ending September 30, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. The Board also observed that the Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the eleven months ended September 30, 2009 the contractual management fees and administrative services fee rates were approximately twenty-three basis points below the median of the peer group and the actual management and administrative services fee rates were approximately eighteen basis points below the median of the peer group. The Board also observed that for the eleven months ended September 30, 2009 the total expense ratio of Class A was approximately eleven basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-two basis points below the median of the peer group, the total expense ratio of Class F was approximately twenty-four basis points below the median of the peer group, the total expense ratio of Class I was approximately twenty basis points below the median of the peer group, the total expense ratio of Class P was approximately twenty-five basis points below the median of the peer group, the total expense ratio of Class R2 was approximately ten basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twenty basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Affiliated Fund, Inc.

LAA-3-0410

(06/10)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2010